Note 7 - Share-based Compensation - Fair Value Assumptions (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of ordinary share (in dollars per share)		$ 34
Risk-free interest rate		2.28%
Expected term (years) (Year)		5 years 182 days
Expected volatility	60.00%	60.00%
Expected dividend yield	0.00%	0.00%
Contractual life (years) (Year)	10 years	10 years
Minimum [Member]
Fair value of ordinary share (in dollars per share)	$ 24.87
Risk-free interest rate	2.73%
Expected term (years) (Year)	5 years 328 days
Maximum [Member]
Fair value of ordinary share (in dollars per share)	$ 26.09
Risk-free interest rate	2.89%
Expected term (years) (Year)	6 years 73 days